GOODWILL (Details Narrative)	12 Months Ended
Jun. 30, 2022
Summary Of Changes In Goodwill
Goodwill impairment, impairment condition, description	Based on the sensitivity analysis performed, impairment would exist if the revenue growth rates for year 2 and 3 were to fall below 10% and 7.8%, respectively